The Fair Value Option - Schedule of Fair Value Option (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 17,100	$ (9,110)	$ 11,904	$ (41,160)	$ 15,093
Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	17,100	(9,110)	11,904	(41,160)	15,093
Noninterest income | Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 17,100	$ (9,110)	$ 11,904	$ (41,160)	$ 15,093